FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2024 and 2023:

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$3,069	$-	$-	$3,069

Other receivables and prepaid expenses:

Derivative instruments	-	1,163	-	1,163

Marketable securities:

Foreign banks and government debentures	-	1,887	-	1,887
US government	-	3,782	-	3,782
Corporate debentures	-	96,848	-	96,848

Total financial assets	$3,069	$103,680	$-	$106,749

Liabilities

Contingent consideration	$-	$-	$3,866	$3,866

Total financial liabilities	$-	$-	$3,866	$3,866

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$11,990	$-	$-	$11,990

Other receivables and prepaid expenses:

Derivative instruments	-	1,213	-	1,213

Marketable securities:

Foreign banks and government debentures	-	53,699	-	53,699
Corporate debentures	-	65,804	-	65,804

Total financial assets	$11,990	$120,716	$-	$132,706

Liabilities

Contingent consideration	$-	$-	$6,332	$6,332

Total financial liabilities	$-	$-	$6,332	$6,332

The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to the SecurityDAM acquisition:

	Year ended December 31,
	2024	2023

Fair value at the beginning of the year	$6,332	$8,281
Changes in the fair value of contingent consideration in SecurityDAM	701	1,128
Reclassification of payable related to contingent consideration to other payables and accrued expenses (see Note 10)	(3,167)	(3,077)

Fair value at the end of the year	$3,866	$6,332

The fair value of the contingent consideration related to the acquisition of SecurityDAM was $3,866 as of December 31, 2024. The Company estimated the fair value of the contingent consideration using a predetermined percentage (as detailed in the agreement) out of expected revenues with a discount rate of between 9.86-10.04%.